Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock ETF Trust
Entity Central Index Key	0001761055
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000244680 [Member]
Shareholder Report [Line Items]
Fund Name	iShares U.S. Large Cap Premium Income Active ETF
Class Name	iShares U.S. Large Cap Premium Income Active ETF
Trading Symbol	BALI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares U.S. Large Cap Premium Income Active ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474-2737.
Additional Information Phone Number	(800) 474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Large Cap Premium Income Active ETF	$18	0.35%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[1]
Net Assets	$ 1,262,133,626
Holdings Count | Holding	202
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,262,133,626
Number of Portfolio Holdings	202
Portfolio Turnover Rate	58%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Information Technology	36.3%
Health Care	10.6%
Financials	10.4%
Communication Services	10.0%
Consumer Discretionary	9.9%
Industrials	8.0%
Consumer Staples	6.0%
Energy	4.1%
Utilities	1.6%
Materials	1.6%
Real Estate	1.5%
Ten largest holdings
Security	Percent of Total Investments(b)
NVIDIA Corp.	7.1%
Apple Inc.	6.0%
Microsoft Corp.	4.9%
Amazon.com, Inc.	3.3%
Alphabet, Inc., Class A	3.2%
Alphabet, Inc., Class C, NVS	2.6%
Broadcom, Inc.	2.5%
Johnson & Johnson	2.2%
Micron Technology, Inc.	1.9%
Meta Platforms, Inc., Class A	1.6%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities, short investments and options, if any.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(b)
NVIDIA Corp.	7.1%
Apple Inc.	6.0%
Microsoft Corp.	4.9%
Amazon.com, Inc.	3.3%
Alphabet, Inc., Class A	3.2%
Alphabet, Inc., Class C, NVS	2.6%
Broadcom, Inc.	2.5%
Johnson & Johnson	2.2%
Micron Technology, Inc.	1.9%
Meta Platforms, Inc., Class A	1.6%
(b)Excludes short-term securities, short investments and options, if any.
C000265899 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Nasdaq Premium Income Active ETF
Class Name	iShares Nasdaq Premium Income Active ETF
Trading Symbol	BALQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Nasdaq Premium Income Active ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474-2737.
Additional Information Phone Number	(800) 474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Nasdaq Premium Income Active ETF	$19	0.35%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.35%	[2]
Net Assets	$ 15,650,865
Holdings Count | Holding	117
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$15,650,865
Number of Portfolio Holdings	117
Portfolio Turnover Rate	57%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Information Technology	61.4%
Communication Services	12.0%
Consumer Discretionary	10.1%
Consumer Staples	5.8%
Industrials	4.4%
Health Care	3.7%
Energy	1.2%
Materials	0.8%
Financials	0.6%
Ten largest holdings
Security	Percent of Total Investments(b)
NVIDIA Corp.	8.2%
Apple Inc.	7.3%
Micron Technology, Inc.	6.0%
Microsoft Corp.	5.9%
Amazon.com, Inc.	4.9%
Advanced Micro Devices, Inc.	4.5%
Applied Materials, Inc.	4.2%
Alphabet, Inc., Class A	3.8%
Lam Research Corp.	3.5%
Tesla, Inc.	3.4%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities, short investments and options, if any.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(b)
NVIDIA Corp.	8.2%
Apple Inc.	7.3%
Micron Technology, Inc.	6.0%
Microsoft Corp.	5.9%
Amazon.com, Inc.	4.9%
Advanced Micro Devices, Inc.	4.5%
Applied Materials, Inc.	4.2%
Alphabet, Inc., Class A	3.8%
Lam Research Corp.	3.5%
Tesla, Inc.	3.4%
(b)Excludes short-term securities, short investments and options, if any.

[1]	Annualized.
[2]	Annualized.